Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS: 64.7%
Building Products: 1.2%
Owens Corning	39,865	$1,547,161
Business Software & Services: 3.4%
Amdocs Limited#	80,851	4,444,379
Chemicals: 5.3%
The Sherwin-Williams Company	15,119	6,947,483
Commercial Banks & Thrifts: 7.2%
American National Bankshares, Inc.	35,987	860,089
OceanFirst Financial Corp.	52,900	841,639
Prudential Bancorp, Inc.	6,225	92,130
Shore Bancshares, Inc.	122,477	1,328,876
Southern National Bancorp of Virginia	498,380	4,904,059
Westbury Bancorp, Inc.*	26,352	566,568
Western New England Bancorp, Inc.	4,559	30,819
WSFS Financial Corporation	36,726	915,212
		9,539,392
Commercial Services & Supplies: 1.9%
Johnson Controls International plc#	92,035	2,481,264
Computer Communications: 2.4%
Cisco Systems, Inc.	81,854	3,217,681
Consumer Finance: 1.0%
Discover Financial Services	36,196	1,291,111
Electrical Equipment & Instruments: 0.8%
Emerson Electric Co.	15,400	733,810
nVent Electric plc#	20,000	337,400
		1,071,210
Engineering & Construction: 6.7%
EMCOR Group, Inc.	60,339	3,699,987
MasTec, Inc.*	62,888	2,058,324
MYR Group, Inc.*	117,345	3,073,266
		8,831,577
Healthcare-Products: 3.4%
Abbott Laboratories	11,000	868,010
Medtronic plc#	39,670	3,577,440
		4,445,450
Hotels, Restaurants & Leisure: 4.1%
Marriott International, Inc. - Class A	18,000	1,346,580
Wyndham Hotels & Resorts, Inc.	128,282	4,042,166
		5,388,746
Information Technology Services: 3.3%
Conduent, Inc.*	10,000	24,500
KBR, Inc.	198,555	4,106,118
Visa, Inc. - Class A	1,895	305,322
		4,435,940
Insurance: 1.8%
Chubb Limited#	5,736	640,654
W.R. Berkley Corp.	32,284	1,684,256
		2,324,910
Internet Retail: 0.3%
Amazon.com, Inc.*	201	391,894
Machinery: 0.4%
Pentair plc#	20,000	595,200
Media & Entertainment: 2.7%
Alphabet, Inc. - Class C*	3,080	3,581,455
Metals & Mining: 0.7%
Cleveland-Cliffs, Inc.	231,124	912,940
Oil & Gas Exploration & Production: 1.5%
EOG Resources, Inc.	57,254	2,056,564
Oil Refining & Marketing: 0.1%
Phillips 66	2,813	150,917
Pharmaceuticals: 0.8%
Johnson & Johnson	8,188	1,073,692
Real Estate Investment Trusts: 0.0%
Physicians Realty Trust	3,000	41,820
Semiconductors: 0.3%
First Solar, Inc.*	10,353	373,329
Software & Services: 3.5%
j2 Global, Inc.	62,736	4,695,789
Transportation & Logistics: 3.6%
United Parcel Service, Inc. - Class B	50,338	4,702,576
Truck Dealerships: 0.4%
Rush Enterprises, Inc. - Class B	17,847	544,512
Waste Management Services: 7.9%
Republic Services, Inc.	138,610	10,404,067
TOTAL COMMON STOCKS
(cost $68,885,380)		85,491,059

PREFERRED STOCKS: 0.7%
Oil & Gas Storage & Transportation: 0.7%
GasLog Partners LP, 8.625%#	93,697	997,873
TOTAL PREFERRED STOCKS
(cost $2,151,320)		997,873

EXCHANGE TRADED FUNDS: 0.8%
Semiconductors: 0.8%
Invesco Solar ETF	40,986	1,034,077
TOTAL EXCHANGE TRADED FUNDS
(cost $1,372,239)		1,034,077

	Principal	Value
CONVERTIBLE BONDS: 3.5%
Engineering & Construction: 0.9%
Dycom Industries, Inc., 0.750%, 9/15/21	$1,359,000	1,153,451
Independent Power & Renewable Energy: 0.4%
NextEra Energy Partners LP, 1.500%, 9/15/20 144A	529,000	524,198
Retail-Internet & Direct Marketing: 2.2%
Ctrip.com International, Ltd., 1.000%, 7/1/20#	3,000,000	2,932,188
TOTAL CONVERTIBLE BONDS
(cost $4,539,008)		4,609,837

CORPORATE BONDS: 24.0%
Aerospace & Defense: 0.2%
Arconic, Inc., 6.150%, 8/15/20	269,000	272,424
Business & Professional Services: 0.8%
Nielsen Finance LLC, 4.500%, 10/1/20	1,026,000	999,068
Chemicals: 0.1%
Blue Cube Spinco LLC, 9.750%, 10/15/23	175,000	183,089
Commercial Services & Supplies: 0.1%
Mobile Mini, Inc., 5.875%, 7/1/24	98,000	94,570
Consumer Finance: 0.5%
Credit Acceptance Corp.
5.125%, 12/31/24 144A	150,000	137,625
6.625%, 3/15/26	500,000	477,350
		614,975
Consumer Services: 0.2%
Service Corp. International, 5.375%, 5/15/24	312,000	318,240
Engineering & Construction: 0.7%
MasTec, Inc., 4.875%, 3/15/23	1,003,000	924,019
Healthcare-Products: 0.0%
Teleflex, Inc., 4.875%, 6/1/26	20,000	19,971
Healthcare-Providers & Services: 4.6%
Acadia Healthcare Company, Inc., 6.125%, 3/15/21	5,040,000	4,907,700
Encompass Health Corp., 5.750%, 11/1/24	1,169,000	1,181,806
		6,089,506
Hotels, Restaurants & Leisure: 0.5%
Eldorado Resorts, Inc., 7.000%, 8/1/23	423,000	383,346
MGM Resorts International, 7.750%, 3/15/22	257,000	255,936
		639,282
Household & Personal Products: 0.2%
Spectrum Brands, Inc., 6.125%, 12/15/24	255,000	245,755
Household Durables: 0.9%
Tempur Sealy International, 5.625%, 10/15/23	1,314,000	1,230,226
Independent Power & Renewable Energy: 1.4%
The AES Corporation
4.875%, 5/15/23	473,000	458,216
5.500%, 3/15/24	1,476,000	1,431,720
		1,889,936
Industrial Conglomerates: 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, 2/1/22	500,000	503,920
6.750%, 2/1/24	217,000	211,303
		715,223
Machinery: 2.5%
Actuant Corporation, 5.625%, 6/15/22	1,037,000	967,973
Tennant Co., 5.625%, 5/1/25	1,000,000	971,245
Welbilt, Inc., 9.500%, 2/15/24	1,671,000	1,434,963
		3,374,181
Media & Entertainment: 0.9%
Cinemark USA, Inc., 5.125%, 12/15/22	674,000	538,146
Match Group, Inc., 6.375%, 6/1/24	595,000	604,672
		1,142,818
Metals & Mining: 0.8%
Allegheny Technologies, Inc., 7.875%, 8/15/23	600,000	582,579
Cleveland-Cliffs, Inc., 5.750%, 3/1/25	90,000	70,200
Commercial Metals Co., 5.750%, 4/15/26	250,000	235,128
Steel Dynamics, Inc., 5.500%, 10/1/24	214,000	208,295
		1,096,202
Oil & Gas Exploration & Production: 0.7%
Talos Production LLC, 11.000%, 4/3/22	1,510,000	941,388
Real Estate Investment Trusts: 0.2%
FelCor Lodging LP, 6.000%, 6/1/25	281,000	270,812
Lamar Media Group, 5.000%, 5/1/23	49,000	48,876
		319,688
Software & Services: 2.9%
Infor US, Inc., 6.500%, 5/15/22	877,000	866,335
j2 Cloud Services LLC, 6.000%, 7/15/25 144A	2,613,000	2,609,721
PTC, Inc., 6.000%, 5/15/24	145,000	150,115
Symantec Corp., 4.200%, 9/15/20	150,000	149,174
		3,775,345
Specialty Retail: 0.7%
Penske Auto Group, Inc., 5.750%, 10/1/22	955,000	890,517
Technology Hardware & Equipment: 0.3%
CDW LLC/CDW Finance Corp., 5.000%, 9/1/25	354,000	366,941
EMC Corp., 2.650%, 6/1/20	7,000	6,986
		373,927
Telecommunications Services: 1.4%
Level 3 Financing, Inc.
5.375%, 8/15/22	569,000	572,272
5.625%, 2/1/23	1,242,000	1,245,068
		1,817,340
Trading Companies & Distributors: 1.3%
United Rentals North America, Inc., 5.500%, 7/15/25	250,000	246,564
WESCO Distribution, Inc., 5.375%, 12/15/21	1,499,000	1,417,244
		1,663,808
Wireless Telecommunication Services: 1.6%
T-Mobile USA, Inc.
6.500%, 1/15/24	44,000	44,989
6.375%, 3/1/25	2,039,000	2,095,144
		2,140,133
TOTAL CORPORATE BONDS
(cost $34,235,261)		31,771,631

SHORT-TERM INVESTMENTS: 4.9%
Money Market Funds: 4.9%^
First American Treasury Obligations Fund, Institutional Share Class, 0.330%	5,588,946	5,588,946
The Treasury Portfolio, Institutional Share Class, 0.319%	858,419	858,419
TOTAL SHORT-TERM INVESTMENTS
(cost $6,447,365)		6,447,365
TOTAL INVESTMENTS IN SECURITIES
(cost $117,630,573): 98.6%		130,351,842
Other Assets and Liabilities 1.4%		1,827,106
NET ASSETS: 100.0%		$132,178,948

*	Non-income producing security.
#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of March 31, 2020, the value of  these investments was $3,271,544, or 2.5% of total net assets.

^	Rate shown is the 7-day effective yield at March 31, 2020.

Valuation of Investments
Generally, the Fund’s investments are valued at market value. Equity securities traded on a principal stock exchange are valued at the last quoted sale price. Equity securities traded on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Equity securities that are not traded on a principal exchange or NASDAQ are valued at the last sale price in the over-thecounter market. In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

Investments in mutual funds, including money market funds, are valued at the mutual fund’s closing NAV per share on the day of valuation. The prospectuses for such investment companies contain information on those investment companies’ valuation procedures and the effects of fair valuation.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market. These securities are valued at prices obtained from an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities. In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

Any securities for which market quotations are not readily available, the above valuation procedures are not appropriate, or do not appear to accurately reflect the current value of the security, are valued at fair value as determined in good faith by Corbyn pursuant to policies and procedures approved by the Board.

In determining fair value, Corbyn, as directed by the Board, considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2020:

	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value, at March 31, 2020
	Level 1	Level 2	Level 3	Total
Common Stocks*	$85,491,059	$-	$-	$85,491,059
Preferred Stocks*	997,873	-	-	997,873
Exchange Traded Funds*	1,034,077	-	-	1,034,077
Convertible Bonds*	-	4,609,837	-	4,609,837
Corporate Bonds*	-	31,771,631	-	31,771,631
Short-Term Investments	6,447,365	-	-	6,447,365
Total	$93,970,374	$36,381,468	$-	$130,351,842

* See Schedule of Investments for industry breakdown.

During the period ended March 31, 2020, the Fund had no transfers between levels. The Fund did not have any Level 3 securities during the period.